Quarterly Holdings Report
for

Fidelity® Growth Company Fund

February 29, 2020

GCF-QTLY-0420
1.797941.116

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 12.7%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	691,526	$37,453
Entertainment - 2.6%
Activision Blizzard, Inc.	2,234,779	129,908
Electronic Arts, Inc. (a)	454,819	46,105
Lions Gate Entertainment Corp. Class A (a)(b)	85,231	678
NetEase, Inc. ADR	158,691	50,576
Netflix, Inc.(a)	868,411	320,470
Nintendo Co. Ltd.	66,636	22,339
Roku, Inc. Class A (a)(b)	3,510,362	399,023
Sea Ltd. ADR (a)	1,781,287	80,265
The Walt Disney Co.	352,419	41,462
		1,090,826
Interactive Media & Services - 9.1%
Alphabet, Inc.:
Class A (a)	1,253,325	1,678,516
Class C (a)	708,125	948,413
Facebook, Inc. Class A (a)	5,628,589	1,083,335
Match Group, Inc. (a)(b)	184,497	11,992
Snap, Inc. Class A (a)	2,867,776	40,636
Tencent Holdings Ltd.	785,700	39,839
Twitter, Inc. (a)	471,850	15,665
		3,818,396
Media - 0.2%
Comcast Corp. Class A	1,646,216	66,557
Turn, Inc. (Escrow) (a)(c)(d)	984,774	46
		66,603
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc. (a)	3,173,179	286,094

TOTAL COMMUNICATION SERVICES		5,299,372

CONSUMER DISCRETIONARY - 18.1%
Automobiles - 1.2%
Tesla, Inc. (a)(b)	734,706	490,776
Hotels, Restaurants & Leisure - 0.6%
Chipotle Mexican Grill, Inc. (a)	46,358	35,862
Hyatt Hotels Corp. Class A (b)	169,339	12,971
Marriott International, Inc. Class A	95,459	11,837
McDonald's Corp.	54,974	10,674
Planet Fitness, Inc. (a)	297,616	20,086
Shake Shack, Inc. Class A (a)(b)	98,418	5,850
Starbucks Corp.	1,686,668	132,285
Yum China Holdings, Inc.	1,070,855	46,893
		276,458
Household Durables - 0.1%
Lennar Corp. Class A	640,899	38,672
Internet & Direct Marketing Retail - 7.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	942,220	195,982
Amazon.com, Inc. (a)	1,310,679	2,468,992
Etsy, Inc. (a)	163,412	9,447
JD.com, Inc. sponsored ADR (a)	2,249,479	86,627
Ocado Group PLC (a)	4,778,700	66,200
The Booking Holdings, Inc. (a)	62,044	105,206
The Honest Co., Inc. (a)(c)(d)	39,835	511
The RealReal, Inc.	1,460,647	20,434
Wayfair LLC Class A (a)(b)	3,953,946	249,929
		3,203,328
Leisure Products - 0.2%
Callaway Golf Co.	408,756	6,941
Peloton Interactive, Inc. Class B	2,549,928	68,058
		74,999
Multiline Retail - 0.3%
Dollar General Corp.	223,863	33,647
Dollar Tree, Inc. (a)	665,267	55,237
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	159,929	8,136
Target Corp.	467,673	48,170
		145,190
Specialty Retail - 1.9%
Carvana Co. Class A (a)	1,056,864	87,625
Five Below, Inc. (a)	67,475	6,542
Lowe's Companies, Inc.	1,668,463	177,808
RH (a)	787,232	142,804
The Home Depot, Inc.	1,397,389	304,407
TJX Companies, Inc.	1,366,242	81,701
		800,887
Textiles, Apparel & Luxury Goods - 6.1%
adidas AG	1,582,763	445,624
Allbirds, Inc. (a)(c)(d)	307,430	3,495
Canada Goose Holdings, Inc. (a)(b)	1,156,770	31,887
Deckers Outdoor Corp. (a)	185,034	32,159
lululemon athletica, Inc. (a)(e)	6,584,738	1,431,588
NIKE, Inc. Class B	1,968,820	175,973
On Holding AG (c)(d)	900	8,287
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	9,172,206	303,417
Tory Burch LLC Class B (a)(c)(d)(f)	1,275,684	67,509
Under Armour, Inc. Class C (non-vtg.) (a)(b)	630,209	7,865
VF Corp.	309,881	22,311
		2,530,115

TOTAL CONSUMER DISCRETIONARY		7,560,425

CONSUMER STAPLES - 3.3%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (a)	105,273	39,034
Budweiser Brewing Co. APAC Ltd. (a)(g)	4,458,700	13,385
Fever-Tree Drinks PLC	582,285	9,528
Keurig Dr. Pepper, Inc. (b)	4,292,005	119,661
Monster Beverage Corp. (a)	3,135,063	195,659
PepsiCo, Inc.	389,945	51,484
The Coca-Cola Co.	3,589,637	192,010
		620,761
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	657,784	184,929
Kroger Co.	7,241,423	203,701
		388,630
Food Products - 0.3%
Bunge Ltd.	972,289	45,649
Darling International, Inc. (a)	1,467,618	37,718
Freshpet, Inc. (a)	127,100	8,447
Mondelez International, Inc.	463,191	24,456
The Hershey Co.	67,361	9,699
		125,969
Household Products - 0.2%
Church & Dwight Co., Inc.	639,972	44,491
Colgate-Palmolive Co.	272,379	18,405
Kimberly-Clark Corp. (b)	79,585	10,441
Procter & Gamble Co.	126,226	14,293
		87,630
Personal Products - 0.1%
Coty, Inc. Class A	2,485,553	22,942
Godrej Consumer Products Ltd.	347,176	2,683
Unilever NV	518,888	27,396
		53,021
Tobacco - 0.3%
Altria Group, Inc.	2,160,790	87,231
JUUL Labs, Inc. Class A (a)(c)(d)	44,067	5,485
Philip Morris International, Inc.	282,866	23,158
		115,874

TOTAL CONSUMER STAPLES		1,391,885

ENERGY - 1.0%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	565,052	9,092
Oil, Gas & Consumable Fuels - 1.0%
EOG Resources, Inc.	1,137,632	71,967
Hess Corp.	3,452,397	193,956
Noble Energy, Inc.	1,355,685	21,460
Reliance Industries Ltd.	5,254,580	96,245
Valero Energy Corp.	307,125	20,347
		403,975

TOTAL ENERGY		413,067

FINANCIALS - 1.7%
Banks - 0.9%
Bank of America Corp.	3,419,898	97,467
HDFC Bank Ltd. sponsored ADR	1,703,742	93,450
JPMorgan Chase & Co.	1,286,389	149,363
Signature Bank	61,018	7,633
Wells Fargo & Co.	583,925	23,853
		371,766
Capital Markets - 0.6%
BlackRock, Inc. Class A	203,062	94,020
Charles Schwab Corp.	3,604,414	146,880
Edelweiss Financial Services Ltd.	5,527,164	6,656
T. Rowe Price Group, Inc.	205,287	24,226
		271,782
Consumer Finance - 0.2%
American Express Co.	472,208	51,910
Discover Financial Services	240,725	15,787
		67,697

TOTAL FINANCIALS		711,245

HEALTH CARE - 18.4%
Biotechnology - 10.8%
AbbVie, Inc.	1,069,191	91,640
ACADIA Pharmaceuticals, Inc. (a)(e)	7,769,086	332,051
Agios Pharmaceuticals, Inc. (a)	2,000,282	94,973
Alector, Inc. (b)	1,073,048	29,487
Alexion Pharmaceuticals, Inc. (a)	110,382	10,379
Alkermes PLC (a)	706,242	14,718
Allogene Therapeutics, Inc. (a)(b)	1,177,798	31,801
Alnylam Pharmaceuticals, Inc. (a)	5,107,369	600,933
Amgen, Inc.	899,184	179,594
AnaptysBio, Inc. (a)	80,695	1,206
Arcutis Biotherapeutics, Inc. (a)	578,813	15,382
Argenx SE ADR (a)	289,219	40,890
Arrowhead Pharmaceuticals, Inc. (a)(b)	259,233	9,166
Ascendis Pharma A/S sponsored ADR (a)	69,408	9,049
aTyr Pharma, Inc.	394,502	1,464
Axcella Health, Inc.	1,100,874	4,145
BeiGene Ltd. (a)	1,508,762	17,826
BeiGene Ltd. ADR (a)	2,017,834	319,524
Biogen, Inc. (a)	32,385	9,987
BioNTech AG	3,351,258	111,748
BioNTech SE ADR (a)(b)	345,649	12,132
bluebird bio, Inc. (a)	301,661	21,819
Blueprint Medicines Corp. (a)	429,796	23,265
Bridgebio Pharma, Inc.	284,444	9,068
Calyxt, Inc. (a)	1,418,548	8,951
Cellectis SA sponsored ADR (a)	741,216	11,578
ChemoCentryx, Inc. (a)	2,680,478	119,951
Cibus Corp. Series C (a)(c)(d)(f)	7,264,850	11,043
Constellation Pharmaceuticals, Inc. (a)	534,439	18,887
Crinetics Pharmaceuticals, Inc. (a)	185,377	3,815
CRISPR Therapeutics AG (a)(b)	67,955	3,632
Cyclerion Therapeutics, Inc. (a)	328,319	1,405
Cyclerion Therapeutics, Inc. (c)	543,695	2,327
Denali Therapeutics, Inc. (a)(b)	604,462	11,950
Eidos Therapeutics, Inc. (a)(b)	129,326	6,541
Evelo Biosciences, Inc. (a)(b)	1,472,187	7,449
Exact Sciences Corp. (a)(b)	245,580	19,880
Exelixis, Inc. (a)	1,971,825	36,656
Fate Therapeutics, Inc. (a)	2,736,920	79,918
G1 Therapeutics, Inc. (a)	305,991	5,489
Homology Medicines, Inc. (a)(b)	884,083	14,145
Hookipa Pharma, Inc.	64,836	643
Intarcia Therapeutics, Inc. warrants 12/6/24 (a)(d)	156,370	0
Intercept Pharmaceuticals, Inc. (a)	173,603	15,961
Ionis Pharmaceuticals, Inc. (a)(e)	8,514,444	432,363
Iovance Biotherapeutics, Inc. (a)	269,852	8,881
Ironwood Pharmaceuticals, Inc. Class A (a)	3,079,110	37,072
Karuna Therapeutics, Inc. (a)(e)	1,531,410	133,631
Lexicon Pharmaceuticals, Inc. (a)(b)(e)	5,514,354	15,302
Macrogenics, Inc. (a)	298,755	2,620
Mirati Therapeutics, Inc. (a)	272,468	24,383
Moderna, Inc. (a)(b)	13,130,042	340,462
Momenta Pharmaceuticals, Inc. (a)(e)	7,017,811	198,534
Morphic Holding, Inc.	747,824	11,816
Passage Bio, Inc. (a)	272,000	4,896
Principia Biopharma, Inc. (a)	274,913	17,748
Protagonist Therapeutics, Inc. (a)	705,083	5,500
Prothena Corp. PLC (a)	1,146,733	12,224
PTC Therapeutics, Inc. (a)	531,968	29,173
Regeneron Pharmaceuticals, Inc. (a)	462,445	205,589
Repligen Corp. (a)	36,800	3,150
Revolution Medicines, Inc.	701,000	21,920
Rhythm Pharmaceuticals, Inc. (a)(b)	57,426	1,096
Rigel Pharmaceuticals, Inc. (a)(e)	9,939,511	21,072
Rubius Therapeutics, Inc. (a)(b)(e)	4,407,791	36,893
Sage Therapeutics, Inc. (a)	2,377,627	111,748
Sarepta Therapeutics, Inc. (a)	325,250	37,231
Scholar Rock Holding Corp. (a)	993,432	14,017
Seres Therapeutics, Inc. (a)	2,750,302	8,636
Syros Pharmaceuticals, Inc. (a)(e)	1,197,165	7,003
Syros Pharmaceuticals, Inc. (a)(e)(g)	938,007	5,487
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)	120,784	141
Translate Bio, Inc. (a)	2,999,037	22,733
Turning Point Therapeutics, Inc.	217,171	10,765
Ultragenyx Pharmaceutical, Inc. (a)	198,755	11,146
uniQure B.V. (a)	813,759	41,876
UNITY Biotechnology, Inc. (a)(b)(e)	2,422,668	14,560
Vertex Pharmaceuticals, Inc. (a)	537,746	120,471
Xencor, Inc. (a)	1,283,721	41,708
Zai Lab Ltd. ADR (a)	2,086,355	114,687
		4,499,002
Health Care Equipment & Supplies - 3.9%
Abbott Laboratories	892,196	68,726
Boston Scientific Corp. (a)	2,108,019	78,819
Danaher Corp.	1,186,592	171,557
DexCom, Inc. (a)	785,978	216,930
Genmark Diagnostics, Inc. (a)	1,110,486	3,876
Insulet Corp. (a)	1,767,435	335,760
Intuitive Surgical, Inc. (a)	406,224	216,907
Novocure Ltd. (a)	3,908,116	284,315
Novocure Ltd. (a)(g)	571,461	41,574
Penumbra, Inc. (a)	842,761	139,780
Presbia PLC (a)(e)	1,132,117	10
Shockwave Medical, Inc. (a)	879,272	35,294
Stryker Corp.	156,994	29,921
		1,623,469
Health Care Providers & Services - 1.0%
1Life Healthcare, Inc. (a)	462,871	10,007
Alignment Healthcare Partners unit (c)(d)	870,575	10,550
Centene Corp. (a)	351,757	18,650
Humana, Inc.	54,704	17,488
Laboratory Corp. of America Holdings (a)	52,541	9,231
Notre Dame Intermedica Participacoes SA	1,511,700	21,375
UnitedHealth Group, Inc.	1,259,462	321,112
		408,413
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	1,437,420	1,303
Health Catalyst, Inc. (b)	101,410	3,081
Teladoc Health, Inc. (a)(b)	173,314	21,657
		26,041
Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. (a)(b)	460,028	36,664
10X Genomics, Inc.	2,870,040	226,455
Adaptive Biotechnologies Corp. (b)	136,394	3,833
Bruker Corp.	289,885	12,627
Thermo Fisher Scientific, Inc.	303,822	88,351
Wuxi Biologics (Cayman), Inc. (a)(g)	3,676,500	53,768
		421,698
Pharmaceuticals - 1.6%
Adimab LLC (a)(c)(d)(f)	3,162,765	145,582
Akcea Therapeutics, Inc. (a)(b)(e)	5,051,344	85,772
Bristol-Myers Squibb Co.	1,122,940	66,321
Dragonfly Therapeutics, Inc. (c)(d)	481,725	12,746
Fulcrum Therapeutics, Inc.	746,831	14,130
Hansoh Pharmaceutical Group Co. Ltd. (g)	2,928,000	10,161
Intra-Cellular Therapies, Inc. (a)	2,822,830	59,562
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	214,320	2,578
Kaleido Biosciences, Inc. (a)	1,010,905	6,035
MyoKardia, Inc. (a)	1,708,604	108,308
Nektar Therapeutics (a)(b)	4,173,274	86,846
OptiNose, Inc. (a)(b)(e)	2,653,118	16,051
RPI International Holdings LP (c)(d)	130,847	26,824
Sienna Biopharmaceuticals, Inc. (a)(e)	1,951,734	42
Stemcentrx, Inc. rights 12/31/21 (a)(d)	2,065,715	0
Theravance Biopharma, Inc. (a)	1,621,667	39,488
		680,446

TOTAL HEALTH CARE		7,659,069

INDUSTRIALS - 4.2%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	88,057	32,570
Space Exploration Technologies Corp. Class A (a)(c)(d)	418,210	92,006
The Boeing Co.	627,071	172,514
United Technologies Corp.	373,668	48,797
		345,887
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	573,828	51,926
Airlines - 0.9%
Azul SA sponsored ADR (a)	394,146	11,627
Delta Air Lines, Inc.	550,149	25,378
JetBlue Airways Corp. (a)	4,012,325	63,314
Ryanair Holdings PLC sponsored ADR (a)	409,023	29,319
Southwest Airlines Co.	1,259,880	58,194
Spirit Airlines, Inc. (a)	366,209	10,419
United Airlines Holdings, Inc. (a)	477,976	29,439
Wheels Up Partners Holdings LLC Series B (a)(c)(d)(f)	12,825,647	44,633
Wizz Air Holdings PLC (a)(g)	2,543,884	113,197
		385,520
Commercial Services & Supplies - 0.0%
HomeServe PLC	823,300	12,542
Electrical Equipment - 0.2%
AMETEK, Inc.	20,851	1,793
Eaton Corp. PLC	243,311	22,073
Emerson Electric Co.	341,652	21,903
Generac Holdings, Inc. (a)	160,200	16,499
		62,268
Industrial Conglomerates - 0.5%
3M Co.	338,678	50,544
General Electric Co.	661,362	7,196
Honeywell International, Inc.	1,004,842	162,955
		220,695
Machinery - 0.7%
Caterpillar, Inc.	250,811	31,161
Deere & Co.	485,332	75,945
Fortive Corp.	393,948	27,245
Illinois Tool Works, Inc. (b)	247,249	41,483
Trane Technologies PLC	113,073	14,591
Xylem, Inc. (b)	993,279	76,820
		267,245
Professional Services - 0.1%
CoStar Group, Inc. (a)	21,970	14,667
Verisk Analytics, Inc.	27,308	4,236
		18,903
Road & Rail - 0.9%
Lyft, Inc.	1,089,955	41,549
Uber Technologies, Inc.	5,293,861	179,303
Union Pacific Corp.	925,885	147,966
		368,818

TOTAL INDUSTRIALS		1,733,804

INFORMATION TECHNOLOGY - 38.2%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	44,088	8,514
Ciena Corp. (a)	257,292	9,893
Cisco Systems, Inc.	399,553	15,954
Infinera Corp. (a)(e)	12,445,169	84,627
NETGEAR, Inc. (a)	59,563	1,124
		120,112
Electronic Equipment & Components - 0.0%
Arlo Technologies, Inc. (a)	2,750,575	9,022
II-VI, Inc. (a)	395,448	11,741
TE Connectivity Ltd.	74,721	6,192
		26,955
IT Services - 7.9%
Actua Corp. (a)(d)	1,582,055	79
Black Knight, Inc. (a)	439,391	29,312
IBM Corp.	34,380	4,475
MasterCard, Inc. Class A	1,724,290	500,475
MongoDB, Inc. (a)	665,802	101,535
MongoDB, Inc. Class A (a)	89,162	13,597
Okta, Inc. (a)	272,938	34,952
PayPal Holdings, Inc. (a)	4,340,084	468,686
Riskified Ltd. (c)(d)	15,400	3,480
Riskified Ltd. warrants (a)(c)(d)	4,733	0
Shopify, Inc. Class A (a)	2,909,796	1,351,047
Square, Inc. (a)	1,911,933	159,321
Visa, Inc. Class A	3,078,608	559,568
Wix.com Ltd. (a)	437,625	58,655
		3,285,182
Semiconductors & Semiconductor Equipment - 10.7%
Advanced Micro Devices, Inc. (a)	10,249,862	466,164
Applied Materials, Inc.	1,210,177	70,335
ASML Holding NV	354,709	98,152
Broadcom, Inc.	183,470	50,018
Cirrus Logic, Inc. (a)	1,137,105	78,051
Cree, Inc. (a)	563,277	25,195
Intel Corp.	65,500	3,637
KLA-Tencor Corp.	205,314	31,559
Marvell Technology Group Ltd.	2,850,427	60,714
Mellanox Technologies Ltd. (a)	107,760	12,869
Micron Technology, Inc. (a)	2,204,583	115,873
NVIDIA Corp.	10,739,944	2,900,544
Qualcomm, Inc.	672,260	52,638
Silicon Laboratories, Inc. (a)(e)	3,019,102	267,734
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,410,271	75,929
Teradyne, Inc.	111,685	6,563
Texas Instruments, Inc.	1,157,554	132,123
Universal Display Corp.	43,700	6,939
		4,455,037
Software - 12.8%
2U, Inc. (a)	346,670	8,150
Adobe, Inc. (a)	1,310,378	452,238
Atlassian Corp. PLC (a)	372,578	54,009
Autodesk, Inc. (a)	724,742	138,339
Avalara, Inc. (a)	73,135	6,198
Bill.Com Holdings, Inc. (a)(b)	52,206	2,963
Cadence Design Systems, Inc. (a)	250,489	16,567
Cloudflare, Inc. (a)(b)	2,552,304	54,364
Cloudflare, Inc. (g)	2,229,826	47,495
Coupa Software, Inc. (a)	431,438	64,608
Crowdstrike Holdings, Inc.	98,186	5,856
CyberArk Software Ltd. (a)(b)	70,244	7,355
Datadog, Inc. Class A (a)(b)	53,464	2,414
DocuSign, Inc. (a)	42,129	3,636
Elastic NV (a)	176,890	13,065
HubSpot, Inc. (a)	1,357,117	243,535
Intuit, Inc.	420,138	111,694
LivePerson, Inc. (a)	1,058,066	27,996
Medallia, Inc. (b)	585,089	14,516
Microsoft Corp.	12,331,525	1,997,830
Nutanix, Inc. Class A (a)	11,648,019	277,689
Oracle Corp.	2,138,847	105,787
Outset Medical, Inc. (a)(c)(d)	432,182	951
Paylocity Holding Corp. (a)	106,549	13,800
Ping Identity Holding Corp. (a)(b)	135,398	3,133
Pluralsight, Inc. (a)	625,343	11,150
Q2 Holdings, Inc. (a)	384,429	28,974
RingCentral, Inc. (a)	49,630	11,700
Salesforce.com, Inc. (a)	8,321,509	1,417,985
The Trade Desk, Inc. (a)	47,347	13,600
Workday, Inc. Class A (a)	19,099	3,309
Zendesk, Inc. (a)	1,689,391	133,986
Zoom Video Communications, Inc. Class A (b)	65,033	6,828
Zscaler, Inc. (a)(b)	827,525	43,023
		5,344,743
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	9,296,606	2,541,320
Pure Storage, Inc. Class A (a)	7,806,149	119,122
Samsung Electronics Co. Ltd.	846,435	38,203
		2,698,645

TOTAL INFORMATION TECHNOLOGY		15,930,674

MATERIALS - 0.4%
Chemicals - 0.2%
Albemarle Corp. U.S. (b)	147,502	12,073
CF Industries Holdings, Inc.	1,074,132	39,593
Dow, Inc.	279,590	11,298
DuPont de Nemours, Inc.	130,562	5,601
LG Chemical Ltd.	8,607	2,638
The Mosaic Co.	223,580	3,808
		75,011
Metals & Mining - 0.2%
Barrick Gold Corp. (Canada)	4,669,700	89,063

TOTAL MATERIALS		164,074

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	572,082	129,748
Ant International Co. Ltd. Class C (a)(c)(d)	1,658,265	12,785
		142,533
UTILITIES - 0.1%
Electric Utilities - 0.1%
ORSTED A/S (g)	174,309	17,995
TOTAL COMMON STOCKS
(Cost $16,720,900)		41,024,143

Preferred Stocks - 1.5%
Convertible Preferred Stocks - 1.4%
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(c)(d)	699,106	3,363
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 (a)(c)(d)(f)	82,137	12,292
Neutron Holdings, Inc. Series D (a)(c)(d)	17,893,728	4,339
Topgolf International, Inc. Series F (a)(c)(d)	819,532	12,260
		28,891
Internet & Direct Marketing Retail - 0.1%
Reddit, Inc. Series B (a)(c)(d)	384,303	12,451
The Honest Co., Inc.:
Series C (a)(c)(d)	92,950	3,593
Series D (a)(c)(d)	69,363	3,174
		19,218
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(c)(d)	121,335	1,380
Series B (a)(c)(d)	21,315	242
Series C (a)(c)(d)	203,730	2,316
Series D (c)(d)	260,897	2,966
Series Seed (a)(c)(d)	406,151	4,618
ORIC Pharmaceuticals, Inc.:
Series C (a)(c)(d)	1,416,666	4,675
Series D (c)(d)	175,319	579
		16,776
TOTAL CONSUMER DISCRETIONARY		64,885
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health LLC Series C (c)(d)	643,820	24,578
Sweetgreen, Inc.:
Series C (c)(d)	5,291	78
Series D (c)(d)	85,105	1,255
Series H (a)(c)(d)	705,259	10,403
Series I (c)(d)	200,582	2,959
		39,273
Food Products - 0.0%
Agbiome LLC Series C (a)(c)(d)	1,060,308	9,458
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(c)(d)	22,033	2,743
TOTAL CONSUMER STAPLES		51,474
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Paragon Biosciences Emalex Capital, Inc. Series B (c)(d)	416,094	4,240
Sonder Holdings, Inc. Series D (c)(d)	965,896	8,133
		12,373
Insurance - 0.0%
Clover Health Series D (a)(c)(d)	863,631	3,265
TOTAL FINANCIALS		15,638
HEALTH CARE - 0.6%
Biotechnology - 0.4%
23andMe, Inc. Series F (a)(c)(d)	590,383	7,976
Akouos, Inc. Series B 0.00% (c)(d)	7,629,245	3,620
Element Biosciences, Inc. Series B (c)(d)	1,096,312	5,745
Generation Bio:
Series B (a)(c)(d)	831,800	5,282
Series C (c)(d)	705,100	3,942
Immunocore Ltd. Series A (a)(c)(d)	67,323	8,303
Intarcia Therapeutics, Inc.:
Series CC (a)(c)(d)	1,051,411	42,519
Series DD (a)(c)(d)	1,543,687	62,427
Nuvation Bio, Inc. Series A (c)(d)(h)	13,044,100	10,062
		149,876
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A-8 (a)(c)(d)	2,790,742	14,791
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(c)(d)	589,863	2,643
Series B 8.00% (a)(c)(d)	1,917,058	8,588
Series C, 8.00% (a)(c)(d)	2,688,186	12,043
		23,274
Pharmaceuticals - 0.1%
Allovir, Inc. Series B (c)(d)	1,225,771	9,990
Castle Creek Pharmaceutical Holdings, Inc.:
Series B (a)(c)(d)	16,803	6,920
Series C (c)(d)	13,100	5,395
Harmony Biosciences II, Inc.:
Series A (a)(c)(d)	10,934,380	21,431
Series C (c)(d)	2,033,272	3,985
Nohla Therapeutics, Inc. Series B (a)(c)(d)	9,124,200	0
		47,721
TOTAL HEALTH CARE		235,662
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)(d)	216,276	47,581
Professional Services - 0.1%
YourPeople, Inc. Series C (a)(c)(d)	5,833,137	19,249
TOTAL INDUSTRIALS		66,830
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.1%
Starry, Inc.:
Series B (a)(c)(d)	9,869,159	14,113
Series C (a)(c)(d)	5,234,614	7,485
Series D (c)(d)	5,078,764	7,263
		28,861
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(d)	923,523	29
Riskified Ltd. Series E (c)(d)	22,562	5,367
		5,396
Software - 0.2%
Bird Rides, Inc.:
Series C (a)(c)(d)	348,328	4,500
Series D (c)(d)	415,100	5,362
Dataminr, Inc. Series D (a)(c)(d)	1,773,901	33,403
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	7,578,338	0
Outset Medical, Inc.:
Series C 0.00 (a)(c)(d)	1,244,716	2,738
Series D (a)(c)(d)	1,525,901	4,425
Series E (c)(d)	1,652,363	3,635
Taboola.Com Ltd. Series E (a)(c)(d)	1,337,420	37,916
UiPath, Inc.:
Series A1 (c)(d)	195,690	7,906
Series B1 (c)(d)	9,749	394
Series B2 (c)(d)	48,550	1,961
		102,240
TOTAL INFORMATION TECHNOLOGY		136,497

TOTAL CONVERTIBLE PREFERRED STOCKS		574,349

Nonconvertible Preferred Stocks - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	2,151,972	24,231
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA	301,000	2,154
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Yumanity Holdings LLC:
Class A (a)(c)(d)	464,607	3,782
Class B (a)(c)(d)	336,308	2,738
		6,520
Health Care Providers & Services - 0.0%
Oak Street Health LLC Series III-E (c)(d)(f)	51,733	8,085
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(c)(d)	46,864	19,301
Faraday Pharmaceuticals, Inc. Series B (d)	641,437	843
		20,144
TOTAL HEALTH CARE		34,749

TOTAL NONCONVERTIBLE PREFERRED STOCKS		61,134

TOTAL PREFERRED STOCKS
(Cost $575,281)		635,483
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/21 (Cost $13,682)(c)(d)	13,682	13,682
	Shares	Value (000s)

Money Market Funds - 2.0%
Fidelity Cash Central Fund 1.60% (i)	670	1
Fidelity Securities Lending Cash Central Fund 1.60% (i)(j)	812,496,876	812,578
TOTAL MONEY MARKET FUNDS
(Cost $812,570)		812,579
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $18,122,433)		42,485,887
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(792,130)
NET ASSETS - 100%		$41,693,757

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,070,200,000 or 2.6% of net assets.

 (d) Level 3 security

 (e) Affiliated company

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $303,062,000 or 0.7% of net assets.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series F	8/31/17	$8,197
Adimab LLC	9/17/14 - 6/5/15	$48,976
Agbiome LLC Series C	6/29/18	$6,716
Akouos, Inc. Series B 0.00%	2/27/20	$3,620
Alignment Healthcare Partners unit	2/28/20	$10,550
Allbirds, Inc.	10/9/18	$3,372
Allbirds, Inc. Series A	10/9/18	$1,331
Allbirds, Inc. Series B	10/9/18	$234
Allbirds, Inc. Series C	10/9/18	$2,234
Allbirds, Inc. Series D	12/23/19	$3,362
Allbirds, Inc. Series Seed	10/9/18 - 1/23/20	$4,077
Allovir, Inc. Series B	5/8/19	$9,990
Altiostar Networks, Inc. Series A1	1/10/17	$3,216
Ant International Co. Ltd. Class C	5/16/18	$9,303
AppNexus, Inc. Series E (Escrow)	8/1/14	$1,665
Bird Rides, Inc. Series C	12/21/18	$4,091
Bird Rides, Inc. Series D	9/30/19	$5,362
Blink Health LLC Series C	11/7/19	$24,578
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$15,506
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$6,920
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/9/19	$5,395
Cibus Corp. Series C	2/16/18 - 5/10/19	$12,927
Clover Health Series D	6/7/17	$8,099
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$590
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$5,751
Codiak Biosciences, Inc. Series C, 8.00%	11/17/17	$10,182
Cyclerion Therapeutics, Inc.	4/2/19	$8,052
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$22,617
Dragonfly Therapeutics, Inc.	12/19/19	$12,746
Element Biosciences, Inc. Series B	12/13/19	$5,745
Generation Bio Series B	2/21/18	$7,607
Generation Bio Series C	1/9/20	$3,942
Harmony Biosciences II, Inc. Series A	9/22/17	$10,934
Harmony Biosciences II, Inc. Series C	8/9/19	$3,985
Immunocore Ltd. Series A	7/27/15	$12,669
Intarcia Therapeutics, Inc. Series CC	11/14/12	$14,331
Intarcia Therapeutics, Inc. Series DD	3/17/14	$50,000
Intarcia Therapeutics, Inc. 6% 7/18/21	2/26/19	$13,682
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
JUUL Labs, Inc. Class A	7/6/18	$1,299
JUUL Labs, Inc. Series E	7/6/18	$650
MOD Super Fast Pizza Holdings LLC Series 3	11/3/16 - 5/15/19	$11,458
Mulberry Health, Inc. Series A-8	1/20/16	$18,851
Neutron Holdings, Inc. Series D	1/25/19	$4,339
Nohla Therapeutics, Inc. Series B	5/1/18	$4,161
Nuvation Bio, Inc. Series A	6/17/19	$10,062
Oak Street Health LLC Series III-E	2/21/20	$8,085
On Holding AG	2/6/20	$8,202
ORIC Pharmaceuticals, Inc. Series C	2/6/18	$4,250
ORIC Pharmaceuticals, Inc. Series D	6/28/19	$579
Outset Medical, Inc.	1/27/20	$946
Outset Medical, Inc. Series C 0.00	4/19/17	$3,226
Outset Medical, Inc. Series D	8/20/18	$4,746
Outset Medical, Inc. Series E	1/27/20	$3,635
Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	$4,240
Reddit, Inc. Series B	7/26/17	$5,456
Riskified Ltd.	12/20/19	$3,480
Riskified Ltd. Series E	10/28/19	$5,367
Riskified Ltd. warrants	10/28/19	$0
RPI International Holdings LP	5/21/15 - 3/23/16	$16,269
Sonder Holdings, Inc. Series D	12/20/19	$10,138
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$38,201
Space Exploration Technologies Corp. Series G	1/20/15	$16,753
Starry, Inc. Series B	12/1/16	$5,339
Starry, Inc. Series C	12/8/17	$4,826
Starry, Inc. Series D	3/6/19	$7,263
Sweetgreen, Inc. Series C	9/13/19	$90
Sweetgreen, Inc. Series D	9/13/19	$1,455
Sweetgreen, Inc. Series H	11/9/18	$9,197
Sweetgreen, Inc. Series I	9/13/19	$3,430
Taboola.Com Ltd. Series E	12/22/14	$13,943
The Honest Co., Inc.	8/21/14	$1,078
The Honest Co., Inc. Series C	8/21/14	$2,515
The Honest Co., Inc. Series D	8/3/15	$3,174
Topgolf International, Inc. Series F	11/10/17	$11,337
Tory Burch LLC Class B	12/31/12 - 5/14/15	$83,558
Turn, Inc. (Escrow)	4/11/17	$591
UiPath, Inc. Series A1	6/14/19	$7,701
UiPath, Inc. Series B1	6/14/19	$384
UiPath, Inc. Series B2	6/14/19	$1,911
Wheels Up Partners Holdings LLC Series B	9/18/15 - 5/16/19	$39,165
YourPeople, Inc. Series C	5/1/15	$86,920
Yumanity Holdings LLC Class A	2/8/16	$3,140
Yumanity Holdings LLC Class B	6/19/18	$2,815

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$213
Fidelity Securities Lending Cash Central Fund	1,174
Total	$1,387

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
ACADIA Pharmaceuticals, Inc.	$356,627	$8,095	$11,759	$--	$5,571	$(26,483)	$332,051
Actua Corp.	453	--	10	--	10	(374)	--
Akcea Therapeutics, Inc.	101,194	--	2,619	--	543	(13,346)	85,772
Arlo Technologies, Inc.	14,633	--	5,954	--	(13,317)	13,660	--
Infinera Corp.	79,794	1,385	2,134	--	760	4,822	84,627
Ionis Pharmaceuticals, Inc.	528,346	26,519	11,299	--	7,363	(118,566)	432,363
Karuna Therapeutics, Inc.	86,032	4,262	2,471	--	1,816	43,992	133,631
Lexicon Pharmaceuticals, Inc.	20,529	--	1,095	--	(2,850)	(1,282)	15,302
lululemon athletica, Inc.	1,492,234	27,564	34,403	--	30,051	(83,858)	1,431,588
Momenta Pharmaceuticals, Inc.	100,894	19,882	3,342	--	1,423	79,677	198,534
OptiNose, Inc.	24,547	794	517	--	(35)	(8,738)	16,051
Presbia PLC	7	--	--	--	(89)	92	10
Rigel Pharmaceuticals, Inc.	23,046	--	808	--	(1,159)	(7)	21,072
Rubius Therapeutics, Inc.	30,122	5,340	881	--	54	2,258	36,893
Sienna Biopharmaceuticals, Inc.	336	--	2	--	(176)	(116)	42
Silicon Laboratories, Inc.	318,613	8,308	7,709	--	4,272	(55,750)	267,734
Syros Pharmaceuticals, Inc.	6,242	--	193	--	(20)	974	7,003
Syros Pharmaceuticals, Inc.	4,784	--	--	--	--	703	5,487
Translate Bio, Inc.	30,813	--	541	--	108	(7,647)	--
UNITY Biotechnology, Inc.	17,120	1,834	359	--	(40)	(3,995)	14,560
Total	$3,236,366	$103,983	$86,096	$--	$34,285	$(173,984)	$3,082,720

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rate and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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